COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

8. COMMITMENTS AND CONTINGENCIES

        On February 28, 2013 Fantex entered into a brand contract (the "Arian Foster Brand Contract") with Arian Foster, a professional football player in the NFL and The Ugly Duck, LLC, a professional services company affiliated with Arian Foster (together, "Arian Foster"). The Arian Foster Brand Contract entitles Fantex to 20% of the income that Arian Foster receives from and after February 28, 2013 as a result of his activities in the NFL and related fields, including salary and wages from being a football player, broadcasting or coaching and the use of Arian Foster's name, voice, likeness, biography or talents for purposes of advertising and trade, including without limitation sponsorships, endorsements, merchandising and appearances, subject to certain exceptions.

        As consideration for future ABI under the Arian Foster Brand Contract, Fantex agreed to pay Arian Foster a one-time cash amount of $10.0 million (less $0.5 million to be held in escrow until six consecutive payments of brand amounts have been timely delivered to Fantex) contingent upon Fantex's ability to obtain financing. Fantex will have no further financial obligations to Arian Foster under the Arian Foster Brand Contract once this payment is made, if at all, other than certain obligations to indemnify Arian Foster. According to the terms of the Arian Foster Brand Contract, Arian Foster is not obligated to make payments to the Company until the upfront payment is made by the Company; as such there is no currently obligated payment due to Fantex by Arian Foster. Amounts received by Arian Foster subsequent to the signing of the Arian Foster Brand Contract will be subject to payment to the Company if and when the upfront payment is made.

        On October 30, 2013 Fantex entered into a brand contract with Vernon Davis, a professional football player in the NFL and The Duke Marketing LLC, a professional services company affiliated with Vernon Davis (together, "Vernon Davis"). The brand contract entitles Fantex to 10% of the income that Vernon Davis receives from and after October 30, 2013 as a result of his activities in the NFL and related fields (the "Acquired Brand Income," or "ABI"), including salary and wages from being a football player, broadcasting or coaching and the use of Vernon Davis' name, voice, likeness, biography or talents for purposes of advertising and trade, including without limitation sponsorships, endorsements, merchandising and appearances, subject to certain exceptions.

        As consideration for future ABI under the brand contract, Fantex paid Vernon Davis a one-time cash amount of $4.0 million (less $0.2 million to be held in escrow until six consecutive payments of brand amounts have been timely delivered to Fantex). Our ABI under the brand contract was contingent upon our payment of the purchase price to Vernond Davis. Fantex has no further financial obligations to Vernon Davis under the brand contract since this payment has been made, other than certain obligations to indemnify Vernon Davis.

        On February 14, 2014 Fantex entered into a brand contract (the "EJ Manuel Brand Contract") with Erik "EJ" Manuel, Jr., a professional football player in the NFL and Kire Enterprises, LLC, a professional services company affiliated with Erik "EJ" Manuel, Jr. (Kire Enterprises, LLC together with Erik "EJ" Manuel, Jr., "EJ Manuel"). The EJ Manuel Brand Contract entitles Fantex to 10% of the income that EJ Manuel receives from and after February 14, 2014 as a result of his activities in the NFL and related fields, including salary and wages from being a football player, broadcasting or coaching and the use of EJ Manuel's name, voice, likeness, biography or talents for purposes of advertising and trade, including without limitation sponsorships, endorsements, merchandising and appearances, subject to certain exceptions.

        As consideration for future ABI under the EJ Manuel Brand Contract, Fantex agreed to pay EJ Manuel a one-time cash amount of approximately $5.0 million (less $0.25 million to be held in escrow until six consecutive payments of brand amounts have been timely delivered to Fantex) contingent upon Fantex's ability to obtain financing. Fantex will have no further financial obligations to EJ Manuel under the EJ Manuel Brand Contract once this payment is made, other than certain obligations to indemnify EJ Manuel. According to the terms of the EJ Manuel Brand Contract, EJ Manuel is not obligated to make payments to the Company until the upfront payment is made by the Company; as such there is no currently obligated payment due to Fantex by EJ Manuel. Amounts received by EJ Manuel subsequent to the signing of the EJ Manuel Brand Contract will be subject to payment to the Company once the upfront payment is made.

        On May 14, 2014, Fantex, entered into a brand contract (the "Mohamed Sanu Brand Contract") with Mohamed Sanu, a professional football player in the NFL. The Mohamed Sanu Brand Contract entitles Fantex to 10% of the income that Mohamed Sanu receives from and after May 14, 2014 as a result of his activities in the NFL and related fields, including salary and wages from being a football player, broadcasting or coaching and the use of Mohamed Sanu's name, voice, likeness, biography or talents for purposes of advertising and trade, including without limitation sponsorships, endorsements, merchandising and appearances, subject to certain exceptions.

        As consideration for future ABI under the Mohamed Sanu Brand Contract, Fantex agreed to pay Mohamed Sanu a one-time cash amount of $1.56 million (less $78,000 to be held in escrow until six consecutive payments of brand amounts have been timely delivered to Fantex) contingent upon Fantex's ability to obtain financing. Fantex will have no further financial obligations to Mohamed Sanu under the Mohamed Sanu Brand Contract once this payment is made, other than certain obligations to indemnify Mohamed Sanu. According to the terms of the Mohamed Sanu Brand Contract, Mohamed Sanu is not obligated to make payments to the Company until the upfront payment is made by the Company; as such there is no currently obligated payment due to Fantex by Mohamed Sanu. Amounts received by Mohamed Sanu subsequent to the signing of the Mohamed Sanu Brand Contract will be subject to payment to the Company once the upfront payment is made.

        On September 18, 2014 Fantex entered into a brand contract (the "Alshon Jeffery Brand Contract") with Alshon Jeffery, a professional football player in the NFL and Ben and Jeffery Inc., a professional services company affiliated with Alshon Jeffery (Ben and Jeffery Inc. together with Alshon Jeffery, "Alshon Jeffery"). The Alshon Jeffery Brand Contract entitles Fantex to 13% of the income that Alshon Jeffery receives from and after September 18, 2014, or in the case of his NFL player contract, from and after September 7, 2014 as a result of his activities in the NFL and related fields, including salary and wages from being a football player, broadcasting or coaching and the use of Alshon Jeffery's name, voice, likeness, biography or talents for purposes of advertising and trade, including without limitation sponsorships, endorsements, merchandising and appearances, subject to certain exceptions.

        As consideration for future ABI under the Alshon Jeffery Brand Contract, Fantex agreed to pay Alshon Jeffery a one-time cash amount of approximately $7.94 million (less $0.4 million to be held in escrow until six consecutive payments of brand amounts have been timely delivered to Fantex) contingent upon Fantex's ability to obtain financing. Fantex will have no further financial obligations to Alshon Jeffery under the Alshon Jeffery Brand Contract once this payment is made, other than certain obligations to indemnify Alshon Jeffery. According to the terms of the Alshon Jeffery Brand Contract, Alshon Jeffery is not obligated to make payments to the Company until the upfront payment is made by the Company; as such there is no currently obligated payment due to Fantex by Alshon Jeffery. Amounts received by Alshon Jeffery subsequent to the signing of the Alshon Jeffery Brand Contract will be subject to payment to the Company once the upfront payment is made.